UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

RQSI GAA Systematic Global Macro Fund

Semi-Annual Report	April 30, 2020

Investment Adviser: Ramsey Quantitative Systems, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec. gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

A list of the open futures contracts held by the Fund at April 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Euro$	(16)	Dec-2020	$(3,986,438)	$(3,987,401)	$(963)
AUDUSD Currency	12	Jun-2020	776,100	782,760	6,660
Australian 10-Year Bond	106	Jun-2020	9,971,924	10,281,682	(2,504)
British Pound	12	Jun-2020	934,875	945,150	10,275
CAC40 10 Euro Index	1	May-2020	48,435	49,812	783
CAD Currency	28	Jun-2020	2,012,640	2,011,100	(1,540)
Canadian 10-Year Bond	(8)	Jun-2020	(857,157)	(858,594)	(882)
Euro	6	Jun-2020	813,906	822,150	8,244
Euro STOXX 50	(3)	Jun-2020	(91,461)	(94,912)	(2,370)
Euro-BTP	21	Jun-2020	3,206,505	3,189,594	(34,240)
Euro-Bund	(24)	Jun-2020	(4,491,823)	(4,587,597)	(62,251)
Euro-OAT	51	Jun-2020	9,185,868	9,435,668	186,350
FTSE 100 Index	3	Jun-2020	215,760	222,364	3,121
Hang Seng Index	2	May-2020	315,543	316,053	606
IBEX	1	May-2020	74,391	75,800	827
Japanese 10-Year Bond	2	Jun-2020	2,835,994	2,847,505	6,426
Japanese Yen	18	Jun-2020	2,083,631	2,099,925	16,294
Long Gilt 10-Year Bond	(5)	Jun-2020	(853,408)	(867,161)	(4,397)
NASDAQ 100 Index E-MINI	12	Jun-2020	2,063,450	2,157,240	93,790
Nikkei 225 Index	(2)	Jun-2020	(368,163)	(373,853)	(5,042)
S&P 500 Index E-MINI	8	Jun-2020	1,139,200	1,160,960	21,760
S&P TSX 60 Index	1	Jun-2020	119,814	127,620	7,260
U.S. 10-Year Treasury Notes	(16)	Jun-2020	(2,224,453)	(2,225,000)	(547)

			$22,925,133	$23,530,865	$247,660

For the six months ended April 30, 2020, the quarterly average notional value of long contracts held was $71,334,609 and the quarterly average notional value of short contracts held was $(37,921,885).

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali

CAC — Cotation Assistee en Continu

CAD — Canadian Dollar

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

NASDAQ — National Association of Securities Dealers and Automated Quotations

OAT — Obligations Assimilables du Trésor

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

S&P — Standard & Poors

STOXX — Eurozone Stock Index

TSX — Toronto Stock Exchange

USD — United States Dollar

As of April 30, 2020, all of the Fund’s financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Foreign Currency, at Value (Cost $1,125,007)	$1,133,747
Cash	31,762,703
Cash Collateral on Futures Contracts	1,422,098
Receivable for Capital Shares Sold	66,028
Dividends and Interest Receivable	4,650
Other Prepaid Expenses	33,128

Total Assets	34,422,354

Liabilities:
Payable Due to Investment Adviser	36,881
Payable for Capital Shares Redeemed	13,416
Audit Fees Payable	13,084
Payable Due to Administrator	10,861
Transfer Agent Fees Payable	5,552
Payable Due to Trustees	3,463
Distribution Fees Payable (Retail Shares)	2,135
Chief Compliance Officer Fees Payable	2,086
Other Accrued Expenses and Other Payables	21,370

Total Liabilities	108,848

Net Assets	$34,313,506

Net Assets Consist of:
Paid-in Capital	$38,571,303
Total Distributable Loss	(4,257,797)

Net Assets	$34,313,506

Institutional Shares:
Net Assets	$31,481,409
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,574,870
Net Asset Value, Offering and Redemption Price Per Share	$8.81

Retail Shares:
Net Assets	$2,832,097
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	324,203
Net Asset Value, Offering and Redemption Price Per Share	$8.74

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND FOR THE SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Interest	$189,215

Total Investment Income	189,215

Expenses:
Investment Advisory Fees	302,694
Administration Fees	65,937
Trustees’ Fees	9,998
Distribution Fees (Retail Shares)	4,058
Chief Compliance Officer Fees	3,165
Shareholder Servicing Fees (Retail Shares)	1,623
Transfer Agent Fees	33,027
Legal Fees	17,305
Audit Fees	15,154
Registration and Filing Fees	14,447
Printing Fees	10,110
Custodian Fees	466
Other Expenses	7,305

Total Expenses	485,289

Less:
Waiver of Investment Advisory Fees	(17,303)

Net Expenses	467,986

Net Investment Loss	(278,771)

Net Realized Gain (Loss) on:
Futures Contracts	(4,195,703)
Foreign Currency Transactions	(828)

Net Realized Loss	(4,196,531)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,401)
Futures Contracts	265,185
Foreign Currency Translation	(294)

Net Change in Unrealized Appreciation	260,490

Net Realized and Unrealized Loss	(3,936,041)

Net Decrease in Net Assets Resulting from Operations	$(4,214,812)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Loss	$(278,771)	$(17,920)
Net Realized Gain (Loss) on Futures Contracts and Foreign Currency Transactions	(4,196,531)	7,111,849
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Translation	260,490	(777,256)

Net Increase (Decrease) in Net Assets Resulting From Operations	(4,214,812)	6,316,673

Distributions
Institutional Shares	(3,314,228)	–
Retail Shares	(324,855)	–

Total Distributions	(3,639,083)	–

Capital Share Transactions:(1)
Institutional Shares
Issued	4,773,706	3,558,885
Reinvestment of Distributions	3,314,228	–
Redeemed	(5,940,006)	(5,948,557)

Net Institutional Shares Capital Share Transactions	2,147,928	(2,389,672)

Retail Shares
Issued	1,248,945	1,615,380
Reinvestment of Distributions	324,855	–
Redeemed	(1,560,452)	(1,241,990)

Net Retail Shares Capital Share Transactions	13,348	373,390

Net Increase (Decrease) in Net Assets From Capital Share Transactions	2,161,276	(2,016,282)

Total Increase (Decrease) in Net Assets	(5,692,619)	4,300,391

Net Assets:
Beginning of Period	40,006,125	35,705,734

End of Period	$34,313,506	$40,006,125

(1)	See Note 9 for share transactions.

Amounts designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Year or Period	$10.88		$9.19	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.07)		—^	(0.07)
Net Realized and Unrealized Gain (Loss)	(0.99)		1.69	(0.74)

Total from Investment Operations	(1.06)		1.69	(0.81)

Dividends and Distributions from:
Capital Gains	(1.01)		—	—

Total Dividends and Distributions	(1.01)		—	—

Net Asset Value, End of Year or Period	$8.81		$10.88	$9.19

Total Return†	(10.93)%		18.39%	(8.10)%

Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$31,482		$36,497	$33,043
Ratio of Expenses to Average Net Assets (Including Waivers)	2.45	%††	1.80%	2.37	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.54	%††	2.55%	2.96	%††
Ratio of Net Investment Loss to Average Net Assets	(1.45	)%††	(0.01)%	(1.14	)%††
Portfolio Turnover Rate‡	–	%†††	–%	–	%†††

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
^	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	The Fund only holds investments that are specifically excluded from the portfolio turnover rate calculation. See Schedule of Investments for details.

Amounts designated as “—“are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

	Retail Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Year or Period	$10.82		$9.17	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.09)		(0.04)	(0.09)
Net Realized and Unrealized Gain (Loss)	(0.98)		1.69	(0.74)

Total from Investment Operations	(1.07)		1.65	(0.83)

Dividends and Distributions from:
Capital Gains	(1.01)		—	—

Total Dividends and Distributions	(1.01)		—	—

Net Asset Value, End of Year or Period	$8.74		$10.82	$9.17

Total Return†	(11.09)%		17.99%	(8.30)%

Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$2,832		$3,509	$2,663
Ratio of Expenses to Average Net Assets (Including Waivers)	2.79	%††	2.21%	2.74	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.88	%††	2.89%	3.32	%††
Ratio of Net Investment Loss to Average Net Assets	(1.78	)%††	(0.43)%	(1.50	)%††
Portfolio Turnover Rate‡	–	%†††	–%	–	%†††

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	The Fund only holds investments that are specifically excluded from the portfolio turnover rate calculation. See Schedule of Investments for details.

Amounts designated as “—“are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 19 funds. The financial statements herein are those of the RQSI GAA Systematic Global Macro Fund (the “Fund”). The investment objective of the Fund seeks total returns uncorrelated with the broad equity and fixed income markets. The Fund is non-diversified and will allocate its assets among three macro or broad asset classes (equities, fixed income and currencies) by taking long and/or short positions in futures contracts based on instruments in each asset class. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, there were no securities held by the Fund which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

For the six months ended April 30, 2020, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund’s use futures contracts for tactical hedging purposes, as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred, and are included on the Statements of Assets and Liabilities.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statements of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2020.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

3.	Derivative Transactions:

The following tables include the RQSI GAA Systematic Global Macro Fund’s exposure by type of risk on derivatives held throughout the year.

The Fair Value of derivative instruments as of April 30, 2020, was as follows:

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

RQSI GAA Systematic Global Macro Fund
Interest Rate Contracts	Unrealized appreciation on futures contracts	$194,386*	Unrealized depreciation on futures contracts	$105,784*
Equity Contracts	Unrealized appreciation on futures contracts	126,537*	Unrealized depreciation on futures contracts	7,412*
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	41,473*	Unrealized depreciation on futures contracts	1,540*

		$362,396		$114,736

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

* Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2020, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts
RQSI GAA Systematic Global Macro Fund
Interest Rate Contracts	$(386,420)
Equity Contracts	(3,222,232)
Foreign Exchange Contracts	(587,051)

Total	$(4,195,703)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts
RQSI GAA Systematic Global Macro Fund
Interest Rate Contracts	$262,829
Equity Contracts	(14,960)
Foreign Exchange Contracts	17,316

Total	$265,185

4.	Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the statements of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2020, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

5.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2020, the Fund paid $65,937 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Retail Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, Ramsey Quantitative Systems, Inc. (the “Adviser”) or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund’s shareholders. For the six months ended April 30, 2020, the Fund had incurred $1,623 of shareholder servicing fees.

The Fund has adopted a distribution plan for Retail Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The maximum annual distribution fee for Retail Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Retail Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

7.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. These services were applied at a rate 1.90% of the Fund’s average daily net assets through February 28, 2019. At that point, the rate was reduced to 1.60% of average daily net assets. Effective October 18, 2018, the Adviser voluntarily agreed to waive all Advisory fees. Beginning on April 1, 2019, the Advisory fees were reinstated at the rate of 1.60% of average daily net assets. During the entire period, the Advisor agreed to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees and Shareholder Servicing Fees) from exceeding 2.50% of the average daily net assets of the Fund’s share classes.

8.	Investment Transactions:

For the six months ended April 30, 2020, the Fund made purchases and sales of investment in securities other than long-term U.S. Government and short-term securities:

	Purchases	Sales and Maturities
RQSI GAA Systematic Global Macro Fund‡	$–	$–

‡ The Fund held only U.S. Treasury Bills and futures contracts which are specifically excluded from the investment transaction presentation.

There were no purchases or sales of long term U.S. Government securities.

9.	Share Transactions:

	Six-Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019
Share Transactions:
Institutional Shares
Issued	520,884	343,963
Reinvestment of Distributions	327,817	–
Redeemed	(627,100)	(587,211)

Net Institutional Shares Transactions	221,601	(243,248)

Retail Shares
Issued	132,406	156,782
Reinvestment of Distributions	32,356	–
Redeemed	(164,752)	(123,069)

Net Retail Shares Transactions	10	33,713

Net Increase (Decrease) in Shares Outstanding	221,611	(209,535)

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

10.	Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises. During the year ended October 31, 2019, there were no permanent differences.

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,057,657
Undistributed Long-Term Capital Gains	2,718,530
Unrealized Depreciation	(38,001)
Other Temporary Differences	(142,088)

Total Distributable Earnings	$3,596,098

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. During the year the Fund utilized $1,936,693 in short-term capital losses and $417,026 in long-term capital losses.

As of April 30, 2020, there was no Federal tax cost for the Fund.

11.	Concentration of Risks:

Equity Risk – Since the Fund purchases equity securities and/or enter into future contracts with underlying equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs and future contracts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk – The Fund’s use of futures is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since they may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. Risks associated with rising interest rates are heightened given that interest rates in the United States are at, or near, historic lows.

Foreign Currency Risk – Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

U.S. Government Securities Risk – U.S. Government securities are not guaranteed against price movements due to changing interest rates.

Non-U.S. Government Securities Risk – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Focus Risk – The Fund’s investments may be focused in particular geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Systematic or Quantitative Process Risk – There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser’s systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Market Risk – The Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

12.	Other:

At April 30, 2020, the percentage of total shares outstanding held by shareholders for the Fund was as follows:

	No. of Shareholders	% Ownership
RQSI GAA Systematic Global Macro Fund, Institutional Class	1	94%
RQSI GAA Systematic Global Macro Fund, Retail Class	1	97%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

14.	New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

15.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND APRIL 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
RQSI GAA Systematic Global Macro Fund
Actual Portfolio Return
Institutional Shares	$1,000.00	$890.70	2.45%	$11.52
Retail Shares	1,000.00	889.10	2.79	13.10
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,012.68	2.45%	$12.26
Retail Shares	1,000.00	1,010.99	2.79	13.95

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS APRIL 30, 2020 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 19, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS APRIL 30, 2020 (Unaudited)

of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS APRIL 30, 2020 (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion

THE ADVISORS’ INNER CIRCLE FUND II	RQSI FUNDS APRIL 30, 2020 (Unaudited)

with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RQSI GAA Systematic Global Macro Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: July 8, 2020